UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-08382

Deutsche Strategic Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 11/30

Date of reporting period: 8/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2015 (Unaudited)

Deutsche Strategic Income Trust

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 79.1%
Consumer Discretionary 15.7%
1011778 B.C. Unlimited Liability Co., 144A, 4.625%, 1/15/2022		40,000	40,200
Ally Financial, Inc.:
3.25%, 2/13/2018		265,000	263,675
4.125%, 3/30/2020		90,000	90,243
AMC Entertainment, Inc., 5.875%, 2/15/2022		80,000	81,200
AmeriGas Finance LLC:
6.75%, 5/20/2020		165,000	170,362
7.0%, 5/20/2022		135,000	140,062
APX Group, Inc., 6.375%, 12/1/2019		75,000	72,844
Arcelik AS, 144A, 5.0%, 4/3/2023		220,000	203,188
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		150,000	156,375
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		120,000	124,800
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		125,000	116,875
Avis Budget Car Rental LLC:
144A, 5.25%, 3/15/2025		140,000	132,650
5.5%, 4/1/2023		215,000	213,185
Block Communications, Inc., 144A, 7.25%, 2/1/2020		155,000	155,775
Boyd Gaming Corp., 6.875%, 5/15/2023		50,000	51,375
Cablevision Systems Corp., 5.875%, 9/15/2022		75,000	72,000
Caleres, Inc., 144A, 6.25%, 8/15/2023		40,000	40,400
CCO Holdings LLC:
144A, 5.125%, 5/1/2023		120,000	120,000
144A, 5.375%, 5/1/2025		90,000	87,413
144A, 5.875%, 5/1/2027		155,000	151,900
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		214,000	196,077
144A, 6.375%, 9/15/2020		340,000	333,795
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		95,000	95,998
Series B, 6.5%, 11/15/2022		135,000	139,455
Series A, 7.625%, 3/15/2020		20,000	20,500
Series B, 7.625%, 3/15/2020		230,000	238,050
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		10,000	10,207
CSC Holdings LLC, 5.25%, 6/1/2024		130,000	120,640
Dana Holding Corp., 5.5%, 12/15/2024		55,000	54,038
DISH DBS Corp.:
4.625%, 7/15/2017		400,000	408,500
5.0%, 3/15/2023		125,000	110,391
6.75%, 6/1/2021		30,000	30,117
Dollar Tree, Inc.:
144A, 5.25%, 3/1/2020		315,000	329,962
144A, 5.75%, 3/1/2023		105,000	109,987
Fiat Chrysler Automobiles NV, 4.5%, 4/15/2020		110,000	110,055
Global Partners LP, 144A, 7.0%, 6/15/2023		75,000	69,750
Goodyear Tire & Rubber Co., 6.5%, 3/1/2021		150,000	158,775
Group 1 Automotive, Inc., 5.0%, 6/1/2022		150,000	148,875
HD Supply, Inc.:
144A, 5.25%, 12/15/2021		85,000	87,338
7.5%, 7/15/2020		30,000	32,025
11.5%, 7/15/2020		105,000	120,225
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		55,000	55,550
iHeartCommunications, Inc.:
9.0%, 12/15/2019		55,000	51,769
11.25%, 3/1/2021		25,000	22,906
Jaguar Land Rover Automotive PLC, 144A, 3.5%, 3/15/2020		305,000	291,275
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		50,000	42,000
Live Nation Entertainment, Inc.:
144A, 5.375%, 6/15/2022		20,000	20,050
144A, 7.0%, 9/1/2020		130,000	137,800
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		90,000	89,213
Mediacom Broadband LLC:
5.5%, 4/15/2021		20,000	19,600
6.375%, 4/1/2023		155,000	154,225
Mediacom LLC, 7.25%, 2/15/2022		45,000	45,900
MGM Resorts International:
6.0%, 3/15/2023		85,000	86,275
6.75%, 10/1/2020		163,000	173,595
7.625%, 1/15/2017		100,000	105,250
8.625%, 2/1/2019		205,000	229,026
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022		45,000	44,381
Numericable-SFR:
144A, 4.875%, 5/15/2019		195,000	196,219
144A, 6.0%, 5/15/2022		290,000	290,000
Penske Automotive Group, Inc., 5.375%, 12/1/2024		200,000	200,500
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		60,000	63,900
Quebecor Media, Inc., 5.75%, 1/15/2023		80,000	80,800
Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023		5,000	4,900
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		50,000	49,625
Serta Simmons Bedding LLC, 144A, 8.125%, 10/1/2020		45,000	47,644
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020		80,000	83,400
Spectrum Brands, Inc., 144A, 5.75%, 7/15/2025		40,000	41,200
Springs Industries, Inc., 6.25%, 6/1/2021		115,000	114,137
Starz LLC, 5.0%, 9/15/2019		60,000	60,150
Suburban Propane Partners LP, 5.75%, 3/1/2025		45,000	43,088
TRI Pointe Holdings, Inc., 4.375%, 6/15/2019		55,000	54,519
UCI International, Inc., 8.625%, 2/15/2019		45,000	36,900
Unitymedia Hessen GmbH & Co., KG, 144A, 5.5%, 1/15/2023		300,000	308,250
Viking Cruises Ltd.:
144A, 6.25%, 5/15/2025		80,000	78,800
144A, 8.5%, 10/15/2022		80,000	88,000
			8,820,129
Consumer Staples 1.9%
Chiquita Brands International, Inc., 7.875%, 2/1/2021		16,000	17,280
Cott Beverages, Inc.:
5.375%, 7/1/2022		145,000	142,462
6.75%, 1/1/2020		55,000	57,063
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		90,000	94,275
JBS Investments GmbH, 144A, 7.25%, 4/3/2024		195,000	196,462
JBS U.S.A. LLC:
144A, 5.75%, 6/15/2025		60,000	58,200
144A, 7.25%, 6/1/2021		205,000	213,969
144A, 8.25%, 2/1/2020		65,000	68,494
Pilgrim's Pride Corp., 144A, 5.75%, 3/15/2025		60,000	61,350
Post Holdings, Inc., 144A, 6.75%, 12/1/2021		45,000	45,338
Roundy's Supermarkets, Inc., 144A, 10.25%, 12/15/2020		20,000	15,600
Smithfield Foods, Inc., 6.625%, 8/15/2022		4,000	4,255
The WhiteWave Foods Co., 5.375%, 10/1/2022		60,000	62,025
			1,036,773
Energy 10.7%
Antero Resources Corp.:
5.125%, 12/1/2022		100,000	90,521
5.375%, 11/1/2021		85,000	78,200
144A, 5.625%, 6/1/2023		60,000	54,600
Baytex Energy Corp.:
144A, 5.125%, 6/1/2021		25,000	21,300
144A, 5.625%, 6/1/2024		35,000	29,208
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		75,000	38,250
6.75%, 11/1/2020		107,000	56,710
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		65,000	63,700
California Resources Corp.:
5.0%, 1/15/2020		40,000	31,492
5.5%, 9/15/2021		102,000	79,089
6.0%, 11/15/2024		40,000	29,660
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023		75,000	67,500
Chaparral Energy, Inc., 7.625%, 11/15/2022		15,000	6,450
Chesapeake Energy Corp.:
5.75%, 3/15/2023		195,000	145,374
6.125%, 2/15/2021		15,000	11,616
6.625%, 8/15/2020		75,000	59,812
Concho Resources, Inc., 5.5%, 4/1/2023		160,000	158,066
Continental Resources, Inc., 3.8%, 6/1/2024		35,000	29,443
Crestwood Midstream Partners LP:
6.125%, 3/1/2022		60,000	54,600
144A, 6.25%, 4/1/2023		30,000	27,150
Delek & Avner Tamar Bond Ltd., 144A, 5.082%, 12/30/2023		200,000	201,000
Endeavor Energy Resources LP:
144A, 7.0%, 8/15/2021		195,000	182,366
144A, 8.125%, 9/15/2023		90,000	87,300
EP Energy LLC, 6.375%, 6/15/2023		70,000	59,500
EV Energy Partners LP, 8.0%, 4/15/2019		375,000	270,000
Gulfport Energy Corp., 144A, 6.625%, 5/1/2023		30,000	27,900
Hilcorp Energy I LP, 144A, 5.75%, 10/1/2025		110,000	99,000
Holly Energy Partners LP, 6.5%, 3/1/2020		45,000	42,758
Laredo Petroleum, Inc., 6.25%, 3/15/2023		90,000	82,350
Linn Energy LLC, 6.25%, 11/1/2019		55,000	21,450
MEG Energy Corp.:
144A, 6.5%, 3/15/2021		85,000	71,017
144A, 7.0%, 3/31/2024		235,000	192,112
Memorial Resource Development Corp., 5.875%, 7/1/2022		65,000	59,150
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023		110,000	113,300
Newfield Exploration Co.:
5.375%, 1/1/2026		45,000	41,850
5.75%, 1/30/2022		80,000	78,900
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		230,000	174,800
Oasis Petroleum, Inc.:
6.875%, 3/15/2022		175,000	145,250
6.875%, 1/15/2023		60,000	47,400
Parsley Energy LLC, 144A, 7.5%, 2/15/2022		10,000	9,800
Range Resources Corp., 144A, 4.875%, 5/15/2025		65,000	58,500
Ras Laffan Liquefied Natural Gas Co., Ltd. II, 144A, 5.298%, 9/30/2020		143,175	153,018
Regency Energy Partners LP:
5.0%, 10/1/2022		40,000	39,185
5.875%, 3/1/2022		10,000	10,291
Reliance Industries Ltd., 144A, 4.125%, 1/28/2025		250,000	243,607
Rice Energy, Inc., 144A, 7.25%, 5/1/2023		15,000	13,950
RSP Permian, Inc., 144A, 6.625% , 10/1/2022		170,000	166,600
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		260,000	256,100
5.625%, 4/15/2023		100,000	97,125
144A, 5.625%, 3/1/2025		75,000	72,516
5.75%, 5/15/2024		260,000	254,150
Seven Generations Energy Ltd., 144A, 6.75%, 5/1/2023		25,000	23,000
Sunoco LP:
144A, 5.5%, 8/1/2020		50,000	49,750
144A, 6.375%, 4/1/2023		45,000	45,225
Talos Production LLC, 144A, 9.75%, 2/15/2018		145,000	105,850
Targa Resources Partners LP:
144A, 4.125%, 11/15/2019		20,000	18,850
144A, 5.0%, 1/15/2018		155,000	153,450
TerraForm Power Operating LLC, 144A, 5.875%, 2/1/2023		105,000	99,750
Transportadora de Gas Internacional SA ESP, 144A, 5.7%, 3/20/2022		200,000	203,700
Triangle U.S.A. Petroleum Corp., 144A, 6.75%, 7/15/2022		50,000	30,000
Whiting Petroleum Corp.:
5.75%, 3/15/2021		110,000	98,450
6.25%, 4/1/2023		290,000	255,200
WPX Energy, Inc.:
5.25%, 1/15/2017		295,000	289,100
7.5%, 8/1/2020		150,000	144,057
			6,021,368
Financials 5.6%
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		95,000	98,088
BBVA Bancomer SA, 144A, 6.75%, 9/30/2022		200,000	216,600
CIT Group, Inc.:
3.875%, 2/19/2019		415,000	415,000
5.0%, 5/15/2017		80,000	82,300
CNO Financial Group, Inc.:
4.5%, 5/30/2020		150,000	154,500
5.25%, 5/30/2025		45,000	46,406
Corp. Financiera de Desarrollo SA, 144A, 4.75%, 2/8/2022		250,000	256,875
Corpbanca SA, 144A, 3.875%, 9/22/2019		500,000	505,838
Credit Agricole SA, 144A, 7.875%, 1/29/2049		125,000	127,254
Denali Borrower LLC, 144A, 5.625%, 10/15/2020		85,000	87,125
E*TRADE Financial Corp.:
4.625%, 9/15/2023		60,000	60,000
5.375%, 11/15/2022		50,000	52,250
Equinix, Inc.:
(REIT), 5.375%, 1/1/2022		70,000	70,700
(REIT), 5.375%, 4/1/2023		265,000	265,662
(REIT), 5.75%, 1/1/2025		50,000	50,000
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		110,000	115,913
(REIT), 6.875%, 5/1/2021		110,000	115,500
Neuberger Berman Group LLC, 144A, 5.875%, 3/15/2022		110,000	116,050
Societe Generale SA, 144A, 7.875%, 12/29/2049		190,000	190,712
The Goldman Sachs Group, Inc., Series L, 5.7%, 12/29/2049		95,000	95,594
			3,122,367
Health Care 9.0%
Alere, Inc., 144A, 6.375%, 7/1/2023		60,000	61,500
Community Health Systems, Inc.:
5.125%, 8/15/2018		695,000	711,506
5.125%, 8/1/2021		20,000	20,550
6.875%, 2/1/2022		80,000	85,025
7.125%, 7/15/2020		750,000	793,125
Concordia Healthcare Corp., 144A, 7.0%, 4/15/2023		30,000	30,978
Endo Finance LLC:
144A, 5.375%, 1/15/2023		80,000	80,600
144A, 5.75%, 1/15/2022		80,000	81,800
Endo Ltd., 144A, 6.0%, 2/1/2025		45,000	46,237
Fresenius Medical Care U.S. Finance II, Inc., 144A, 6.5%, 9/15/2018		45,000	49,725
HCA, Inc.:
6.5%, 2/15/2020		340,000	375,700
7.5%, 2/15/2022		170,000	195,022
Hologic, Inc., 144A, 5.25%, 7/15/2022		30,000	30,563
IMS Health, Inc., 144A, 6.0%, 11/1/2020		100,000	102,750
LifePoint Health, Inc., 5.5%, 12/1/2021		105,000	109,397
Mallinckrodt International Finance SA, 144A, 4.875%, 4/15/2020		50,000	50,500
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		125,000	132,875
Tenet Healthcare Corp.:
144A, 3.786% **, 6/15/2020		60,000	60,330
6.75%, 6/15/2023		125,000	128,750
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020		110,000	111,925
144A, 5.875%, 5/15/2023		105,000	107,100
144A, 6.125%, 4/15/2025		305,000	314,150
144A, 6.375%, 10/15/2020		90,000	93,825
144A, 6.75%, 8/15/2018		820,000	857,925
144A, 7.5%, 7/15/2021		385,000	413,394
			5,045,252
Industrials 9.2%
ADT Corp.:
3.5%, 7/15/2022		55,000	49,242
4.125%, 4/15/2019		15,000	15,225
5.25%, 3/15/2020		90,000	92,025
6.25%, 10/15/2021		60,000	61,950
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/2021		185,000	194,712
Air Lease Corp., 4.75%, 3/1/2020		110,000	116,466
Apex Tool Group LLC, 144A, 7.0%, 2/1/2021		70,000	58,800
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020		105,000	103,425
Belden, Inc., 144A, 5.5%, 9/1/2022		135,000	132,975
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		90,000	67,050
144A, 6.0%, 10/15/2022		95,000	71,250
144A, 7.5%, 3/15/2025		30,000	22,725
144A, 7.75%, 3/15/2020		465,000	388,275
Casella Waste Systems, Inc., 7.75%, 2/15/2019		140,000	139,650
CNH Capital LLC, 3.25%, 2/1/2017		335,000	332,906
CNH Industrial Capital LLC, 144A, 3.875%, 7/16/2018		60,000	59,775
Covanta Holding Corp., 5.875%, 3/1/2024		85,000	82,875
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		105,000	111,562
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		55,000	52,800
DP World Ltd., 144A, 6.85%, 7/2/2037		250,000	269,062
DR Horton, Inc., 4.0%, 2/15/2020		30,000	30,150
EnerSys, 144A, 5.0%, 4/30/2023		15,000	14,475
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		85,000	85,638
FTI Consulting, Inc., 6.0%, 11/15/2022		80,000	84,000
Garda World Security Corp., 144A, 7.25%, 11/15/2021		105,000	98,175
Gates Global LLC, 144A, 6.0%, 7/15/2022		70,000	57,057
Huntington Ingalls Industries, Inc., 144A, 5.0%, 12/15/2021		120,000	123,900
Masonite International Corp., 144A, 5.625%, 3/15/2023		65,000	65,325
Meritor, Inc.:
6.25%, 2/15/2024		80,000	77,500
6.75%, 6/15/2021		115,000	116,725
Moog, Inc., 144A, 5.25%, 12/1/2022		50,000	50,500
Navios Maritime Holdings, Inc., 144A, 7.375%, 1/15/2022		310,000	257,300
Nortek, Inc., 8.5%, 4/15/2021		85,000	91,056
OPE KAG Finance Sub, Inc., 144A, 7.875%, 7/31/2023		80,000	81,600
Oshkosh Corp.:
5.375%, 3/1/2022		60,000	60,600
5.375%, 3/1/2025		5,000	5,000
Ply Gem Industries, Inc., 6.5% , 2/1/2022		145,000	142,106
SBA Communications Corp., 5.625%, 10/1/2019		75,000	78,703
Spirit AeroSystems, Inc., 5.25%, 3/15/2022		105,000	108,281
Titan International, Inc., 6.875%, 10/1/2020		185,000	165,575
TransDigm, Inc.:
6.0%, 7/15/2022		95,000	93,589
6.5%, 7/15/2024		55,000	53,763
7.5%, 7/15/2021		305,000	324,825
Triumph Group, Inc., 5.25%, 6/1/2022		45,000	44,100
United Rentals North America, Inc.:
4.625%, 7/15/2023		50,000	49,188
6.125%, 6/15/2023		10,000	10,200
7.625%, 4/15/2022		120,000	129,300
USG Corp., 144A, 5.5%, 3/1/2025		5,000	4,975
Wise Metals Group LLC, 144A, 8.75%, 12/15/2018		75,000	71,063
XPO Logistics, Inc.:
144A, 6.5%, 6/15/2022		75,000	73,875
144A, 7.875%, 9/1/2019		75,000	79,500
			5,150,794
Information Technology 4.1%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		35,000	36,663
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		335,000	352,169
Audatex North America, Inc.:
144A, 6.0%, 6/15/2021		110,000	107,411
144A, 6.125%, 11/1/2023		35,000	34,690
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		85,000	69,487
Boxer Parent Co., Inc., 144A, 9.0%, 10/15/2019 (PIK)		115,000	85,100
Cardtronics, Inc., 5.125%, 8/1/2022		50,000	48,125
CDW LLC:
5.5%, 12/1/2024		100,000	99,000
6.0%, 8/15/2022		115,000	120,606
EarthLink Holdings Corp., 7.375%, 6/1/2020		95,000	99,037
Entegris, Inc., 144A, 6.0%, 4/1/2022		55,000	55,687
First Data Corp.:
144A, 6.75%, 11/1/2020		435,000	457,837
144A, 8.75%, 1/15/2022		180,000	189,450
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		100,000	104,500
Infor U.S., Inc., 144A, 6.5%, 5/15/2022		70,000	65,625
Italics Merger Sub, Inc., 144A, 7.125%, 7/15/2023		30,000	29,019
Jabil Circuit, Inc., 5.625%, 12/15/2020		105,000	111,037
Micron Technology, Inc., 144A, 5.25%, 8/1/2023		70,000	65,275
NCR Corp.:
5.875%, 12/15/2021		20,000	20,350
6.375%, 12/15/2023		50,000	51,313
Open Text Corp., 144A, 5.625%, 1/15/2023		60,000	60,000
Project Homestake Merger Corp., 144A, 8.875%, 3/1/2023		45,000	40,950
Sanmina Corp., 144A, 4.375%, 6/1/2019		10,000	10,038
			2,313,369
Materials 7.6%
ArcelorMittal SA, 5.125%, 6/1/2020		20,000	19,750
Ball Corp., 5.25%, 7/1/2025		75,000	74,625
Berry Plastics Corp., 5.5%, 5/15/2022		160,000	154,800
Cascades, Inc., 144A, 5.5%, 7/15/2022		55,000	52,800
Cemex SAB de CV, 144A, 6.5%, 12/10/2019		200,000	203,000
Chemours Co.:
144A, 6.625%, 5/15/2023		145,000	126,150
144A, 7.0%, 5/15/2025		25,000	21,375
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		60,000	58,650
Coveris Holding Corp., 144A, 10.0%, 6/1/2018		90,000	93,600
Coveris Holdings SA, 144A, 7.875%, 11/1/2019		215,000	208,550
First Quantum Minerals Ltd.:
144A, 6.75%, 2/15/2020		45,000	32,175
144A, 7.0%, 2/15/2021		170,000	119,850
Greif, Inc., 7.75%, 8/1/2019		230,000	253,287
Hexion, Inc.:
6.625%, 4/15/2020		220,000	205,150
8.875%, 2/1/2018		60,000	52,200
Huntsman International LLC, 8.625%, 3/15/2021		20,000	20,898
Kaiser Aluminum Corp., 8.25%, 6/1/2020		100,000	106,500
Novelis, Inc., 8.75%, 12/15/2020		490,000	488,775
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		100,000	98,000
Platform Specialty Products Corp., 144A, 6.5%, 2/1/2022		65,000	62,941
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		920,000	948,750
6.875%, 2/15/2021		205,000	214,738
Sealed Air Corp.:
144A, 4.875%, 12/1/2022		35,000	35,000
144A, 5.125%, 12/1/2024		15,000	15,178
Signode Industrial Group Lux SA, 144A, 6.375%, 5/1/2022		75,000	72,375
Tronox Finance LLC:
6.375%, 8/15/2020		75,000	61,500
144A, 7.5%, 3/15/2022		70,000	56,350
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022		420,000	379,638
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		30,000	30,375
144A, 5.625%, 10/1/2024		15,000	15,469
			4,282,449
Telecommunication Services 12.8%
B Communications Ltd., 144A, 7.375%, 2/15/2021		105,000	112,350
Bharti Airtel International Netherlands BV, 144A, 5.125%, 3/11/2023		200,000	210,002
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		40,000	39,900
Series T, 5.8%, 3/15/2022		150,000	142,312
Series N, 6.0%, 4/1/2017		500,000	521,250
Series W, 6.75%, 12/1/2023		105,000	102,112
CommScope, Inc.:
144A, 4.375%, 6/15/2020		40,000	40,350
144A, 5.0%, 6/15/2021		95,000	93,832
CyrusOne LP:
6.375%, 11/15/2022		40,000	40,900
144A, 6.375%, 11/15/2022		70,000	71,575
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		95,000	82,769
144A, 8.25%, 9/30/2020		487,000	450,475
Digicel Ltd., 144A, 7.0%, 2/15/2020		200,000	199,000
Frontier Communications Corp.:
6.25%, 9/15/2021		45,000	41,081
6.875%, 1/15/2025		195,000	165,019
7.125%, 1/15/2023		515,000	465,045
8.25%, 4/15/2017		119,000	127,627
8.5%, 4/15/2020		35,000	35,963
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		247,000	269,230
7.625%, 6/15/2021		90,000	98,437
Intelsat Jackson Holdings SA:
5.5%, 8/1/2023		165,000	145,200
7.5%, 4/1/2021		465,000	450,469
Level 3 Financing, Inc.:
5.375%, 8/15/2022		215,000	215,761
144A, 5.375%, 5/1/2025		60,000	57,975
6.125%, 1/15/2021		60,000	62,850
7.0%, 6/1/2020		145,000	152,612
Millicom International Cellular SA, 144A, 6.0%, 3/15/2025		200,000	189,000
Plantronics, Inc., 144A, 5.5%, 5/31/2023		30,000	30,150
Sprint Communications, Inc.:
144A, 7.0%, 3/1/2020		85,000	90,287
144A, 9.0%, 11/15/2018		305,000	339,694
Sprint Corp., 7.125%, 6/15/2024		440,000	406,864
T-Mobile U.S.A., Inc.:
6.125%, 1/15/2022		40,000	41,250
6.375%, 3/1/2025		151,000	154,322
6.625%, 11/15/2020		65,000	67,275
Turk Telekomunikasyon AS, 144A, 3.75%, 6/19/2019		500,000	492,838
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025		305,000	295,850
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		90,000	96,638
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		171,000	181,901
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		80,000	84,200
Windstream Services LLC:
7.75%, 10/15/2020		30,000	26,700
7.75%, 10/1/2021		165,000	134,477
Zayo Group LLC:
144A, 6.0%, 4/1/2023		60,000	59,922
144A, 6.375%, 5/15/2025		75,000	74,250
			7,159,714
Utilities 2.5%
Calpine Corp.:
5.375%, 1/15/2023		85,000	82,000
5.75%, 1/15/2025		85,000	82,344
Dynegy, Inc.:
7.375%, 11/1/2022		75,000	77,625
7.625%, 11/1/2024		140,000	145,712
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024 *		110,000	108,350
Hrvatska Elektroprivreda, 144A, 6.0%, 11/9/2017		200,000	207,838
Lamar Funding Ltd., 144A, 3.958%, 5/7/2025		250,000	234,062
NGL Energy Partners LP, 5.125%, 7/15/2019		70,000	64,750
NRG Energy, Inc.:
6.25%, 5/1/2024		285,000	270,750
7.875%, 5/15/2021		80,000	82,600
Talen Energy Supply LLC, 144A, 4.625%, 7/15/2019		35,000	33,075
			1,389,106

Total Corporate Bonds (Cost $45,965,418)			44,341,321
Asset-Backed 4.1%
Miscellaneous
Apidos CLO XXI, "C", Series 2015-21A, 144A, 3.827%, 7/18/2027		375,000	354,496
Babson CLO Ltd., "D", Series 2015-2A, 144A, 3.894%, 7/20/2027		1,000,000	993,120
Cumberland Park CLO Ltd., "D", Series 2015-2A, 144A, 3.672%, 7/20/2026		500,000	469,705
Marea CLO Ltd., "DR", Series 2012-1A, 144A, 4.039% **, 10/15/2023		500,000	499,986
Total Asset-Backed (Cost $2,331,977)			2,317,307
Collateralized Mortgage Obligations 0.8%
Federal Home Loan Mortgage Corp., "ZP", Series 4490, 4.0%, 7/15/2045		202,494	202,480
Federal National Mortgage Association, "PZ", Series 2010-129, 4.5%, 11/25/2040		219,570	255,109

Total Collateralized Mortgage Obligations (Cost $432,981)			457,589
Government & Agency Obligations 6.3%
Other Government Related (b) 0.8%
VTB Bank OJSC, 144A, 6.315%, 2/22/2018		265,000	266,590
Sovereign Bonds 5.5%
Dominican Republic, 144A, 5.5%, 1/27/2025		100,000	99,000
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023		250,000	209,750
Perusahaan Penerbit SBSN, 144A, 4.325%, 5/28/2025		200,000	187,000
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	481	169
Republic of El Salvador:
144A, 6.375%, 1/18/2027		75,000	70,875
144A, 7.65%, 6/15/2035		100,000	96,750
Republic of Hungary:
4.0%, 3/25/2019		200,000	207,770
Series 19/A, 6.5%, 6/24/2019	HUF	11,600,000	47,614
Republic of Panama, 9.375%, 1/16/2023		665,000	909,388
Republic of Slovenia:
144A, 4.75%, 5/10/2018		200,000	212,490
144A, 5.5%, 10/26/2022		500,000	561,198
Republic of South Africa, Series R204, 8.0%, 12/21/2018	ZAR	900,000	68,612
Republic of Sri Lanka, 144A, 5.125%, 4/11/2019		200,000	197,250
Republic of Uruguay, 5.1%, 6/18/2050		40,000	36,650
Republic of Vietnam, 144A, 4.8%, 11/19/2024		200,000	192,000
United Mexican States, 4.6%, 1/23/2046		200,000	182,500
			3,279,016
Total Government & Agency Obligations (Cost $3,554,556)			3,545,606
Loan Participations and Assignments 39.7%
Senior Loans **
Consumer Discretionary 12.9%
1011778 B.C. Unlimited Liability Co., Term Loan B, 3.75%, 12/12/2021		433,570	433,624
Atlantic Broadband Finance LLC, Term Loan B, 3.25%, 11/30/2019		1,005,709	1,004,331
Avis Budget Car Rental LLC, Term Loan B, 3.0%, 3/15/2019		363,492	363,354
Cequel Communications LLC, Term Loan B, 3.5%, 2/14/2019		411,477	410,193
CSC Holdings, Inc., Term Loan B, 2.698%, 4/17/2020		981,906	970,555
Goodyear Tire & Rubber Co., Second Lien Term Loan, 3.75%, 4/30/2019		775,000	778,387
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/26/2020		918,114	918,160
Petco Animal Supplies, Inc., Term Loan, 4.0%, 11/24/2017		142,302	142,263
Polymer Group, Inc., First Lien Term Loan, 5.25%, 12/19/2019		413,739	414,602
Quebecor Media, Inc., Term Loan B1, 3.25%, 8/17/2020		943,282	927,369
Seminole Tribe of Florida, Term Loan, 3.0%, 4/29/2020		893,050	892,679
			7,255,517
Consumer Staples 3.4%
Albertson's LLC, Term Loan B2, 5.375%, 3/21/2019		707,771	708,655
Pinnacle Foods Finance LLC:
Term Loan G, 3.0%, 4/29/2020		317,792	316,563
Term Loan H, 3.0%, 4/29/2020		725,766	721,865
Vogue International, Inc., Term Loan, 5.75%, 2/14/2020		162,938	163,854
			1,910,937
Energy 1.1%
MEG Energy Corp., Term Loan, 3.75%, 3/31/2020		644,968	605,060
Financials 1.0%
Asurion LLC, Second Lien Term Loan, 8.5%, 3/3/2021		140,000	137,666
Delos Finance SARL, Term Loan B, 3.5%, 3/6/2021		425,000	425,372
			563,038
Health Care 4.3%
Amsurg Corp., First Lien Term Loan B, 3.75%, 7/16/2021		217,800	218,099
Community Health Systems, Inc.:
Term Loan G, 3.75%, 12/31/2019		73,020	73,047
Term Loan H, 4.0%, 1/27/2021		134,355	134,867
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/2021		1,124,640	1,124,876
Par Pharmaceutical Companies, Inc., Term Loan B2, 4.0%, 9/30/2019		314,867	314,946
Valeant Pharmaceuticals International, Inc.:
Term Loan B, 3.5%, 2/13/2019		291,407	291,015
Term Loan B, 3.75%, 12/11/2019		275,431	274,992
			2,431,842
Industrials 4.0%
BE Aerospace, Inc., Term Loan B, 4.0%, 12/16/2021		234,545	236,099
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021		988,713	980,556
Transdigm, Inc., Term Loan C, 3.75%, 2/28/2020		474,501	470,520
WP CPP Holdings LLC, Term Loan B3, 4.5%, 12/28/2019		535,830	533,655
			2,220,830
Information Technology 1.1%
First Data Corp., Term Loan, 4.2%, 3/24/2021		490,000	490,086
Freescale Semiconductor, Inc., Term Loan B4, 4.25%, 2/28/2020		138,245	138,245
			628,331
Materials 5.1%
American Rock Salt Holdings LLC, First Lien Term Loan, 4.75%, 5/20/2021		737,550	733,401
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 3.75%, 2/1/2020		526,203	525,087
Berry Plastics Holding Corp.:
Term Loan D, 3.5%, 2/8/2020		734,962	725,368
Term Loan E, 3.75%, 1/6/2021		304,001	302,033
MacDermid, Inc.:
First Lien Term Loan, 4.5%, 6/7/2020		225,400	225,329
Term Loan B2, 4.75%, 6/7/2020		349,123	349,996
			2,861,214
Telecommunication Services 1.6%
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/2020		14,663	14,632
Level 3 Financing, Inc.:
Term Loan B2, 3.5%, 5/31/2022		180,000	178,482
Term Loan B, 4.0%, 1/15/2020		485,000	485,531
Syniverse Holdings, Inc., Term Loan B, 4.0%, 4/23/2019		208,447	193,595
			872,240
Utilities 5.2%
Calpine Corp., Term Loan B5, 3.5%, 5/27/2022		1,855,000	1,835,587
NRG Energy, Inc., Term Loan B, 2.75%, 7/2/2018		1,119,657	1,105,897
			2,941,484
Total Loan Participations and Assignments (Cost $22,432,241)			22,290,493
Convertible Bond 0.3%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5%, 10/30/2018 (Cost $104,168)		105,307	146,503
Preferred Security 0.3%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $120,797)		175,000	161,437
		Shares	Value ($)
Common Stocks 0.0%
Consumer Discretionary 0.0%
Dawn Holdings, Inc.* (c)		2	2,351
Industrials 0.0%
Congoleum Corp.*		2,000	0
Quad Graphics, Inc.		29	419
			419
Materials 0.0%
GEO Specialty Chemicals, Inc.*		11,502	6,143

Total Common Stocks (Cost $25,413)			8,913
Preferred Stock 0.2%
Consumer Discretionary
Ally Financial, Inc., Series G, 144A, 7.0% (Cost $113,300)		122	123,971
Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (Cost $20,981)		95	265
		Contract Amount	Value ($)
Call Options Purchased 0.0%
Options on Interest Rate Swap Contracts
Pay Fixed Rate - 3.72% - Receive Floating - 3-Month LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/2016[1] (Cost $9,870)		200,000	222
		Shares	Value ($)
Cash Equivalents 2.3%
Central Cash Management Fund, 0.11% (d) (Cost $1,274,010)		1,274,010	1,274,010

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $76,385,712) †	133.1	74,667,637
Other Assets and Liabilities, Net	2.7	1,517,855
Notes Payable	(35.8)	(20,100,000)
Net Assets	100.0	56,085,492

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Energy Future Holdings Corp.*	6.5%	11/15/2024	USD	110,000	66,796	108,350

*	Non-income producing security.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of August 31, 2015.
†	The cost for federal income tax purposes was $76,375,336. At August 31, 2015, net unrealized depreciation for all securities based on tax cost was $1,707,699. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $807,634 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,515,333.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	Government-backed debt issued by financial companies or government sponsored enterprises.
(c)	The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc. *	August 2013	5,863	2,351	0.0

(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
At August 31, 2015, open written options contracts were as follows:

Options on Interest Rate Swap Contracts

	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (e)
Call Options
Receive Fixed - 4.22% - Pay Floating - 3-Month LIBOR	4/22/2016 4/22/2026	200,000[1]	4/20/2016	7,130	(49)

(e)	Unrealized appreciation on written options on interest rate swap contracts at August 31, 2015 was $7,081.

At August 31, 2015, open credit default swap contracts sold were as follows:
Bilateral Swaps

Effective/ Expiration Date	Notional Amount ($) (f)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (g)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

6/20/2013 9/20/2018	260,000[2]	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, B+	15,827	9,432	6,395
1/21/2015 3/20/2020	100,000[3]	5.0%	General Motors Corp., 6.25%, 10/2/2043, BBB-	15,751	14,487	1,264
3/20/2015 6/20/2020	75,000[4]	5.0%	CCO Holdings LLC, 7.375%, 6/1/2020, BB-	7,400	6,924	476
Total unrealized appreciation					8,135

(f)	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.
(g)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.
Counterparties:
1	Nomura International PLC
2	Bank of America
3	Credit Suisse
4	Barclays Bank PLC
LIBOR: London Interbank Offered Rate; 3 Month LIBOR rate at August 31, 2015 is 0.33%.
Currency Abbreviations
ARS	Argentine Peso
HUF	Hungarian Forint
USD	United States Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (h)
Corporate Bonds	$—	$44,341,321	$—	$44,341,321
Asset-Backed	—	2,317,307	—	2,317,307
Collateralized Mortgage Obligations	—	457,589	—	457,589
Government & Agency Obligations	—	3,545,606	—	3,545,606
Loan Participations and Assignments	—	22,290,493	—	22,290,493
Convertible Bond	—	—	146,503	146,503
Preferred Security	—	161,437	—	161,437
Common Stocks (h)	419	—	8,494	8,913
Preferred Stock	—	123,971	—	123,971
Warrants	—	—	265	265
Short-Term Investments	1,274,010	—	—	1,274,010
Derivatives (i)
Purchased Options	—	222	—	222
Credit Default Swap Contracts	—	8,135	—	8,135
Total	$1,274,429	$73,246,081	$155,262	$74,675,772

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Written Options	$—	$(49)	$—	$(49)
Total	$—	$(49)	$—	$(49)

During the period ended August 31, 2015, the amount of transfers between Level 3 and Level 2 was $163,970. Investments were transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include value of options purchased, unrealized appreciation (depreciation) on credit default swap contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of August 31, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Options
Credit Contracts	$ 8,135	$ —
Interest Rate Contracts	$ —	$ (2,567)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Strategic Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 23, 2015